Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2021
Cash Equivalents	$ 0	$ 0	$ 0
Restricted investments term	185 days		185 days
Offering cost			$ 83,990,246
Unrecognized tax benefits	$ 0	0	0
Accrued for interest and penalties	0	0	0
Cash, FDIC insured amount	250,000	250,000	250,000
Offering costs related to warrant liabilities		0	3,520,347
General and administrative expenses	5,000	5,310,980	5,606,097
Change in fair value of warrant liabilities		101,545,000	92,012,500
Net income		106,855,980	101,138,944
Working capital deficit		3,722,388	3,722,388
Cash	$ 0	37,629	37,629
Advances from Sponsor			300,000
Interest income earned on the trust account		100,835	145,339
Weight average number of shares of common stock subject to repurchase or cancellation	5,625,000
Antidilutive securities excluded from the computation of earnings per share	0
Sponsor [Member] | Promissory Note [Member]
Due from related parties		$ 300,000	300,000
Sponsor [Member] | Founder Shares [Member]
Advances from Sponsor			$ 25,000
Public Warrants [Member]
Recognized shares of derivative warrant liabilities		34,500,000	34,500,000
Private Placement Warrants [Member]
Recognized shares of derivative warrant liabilities		19,250,000	19,250,000